Transactions with Related Parties - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 598,022	₩ 388,420	₩ 440,386
Operating expense and others	2,277,567	2,406,342	2,340,143
Acquisition of property and equipment	538,226	348,365	331,956
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	64,330	50,127	58,725
Operating expense and others	792	256	178
Acquisition of property and equipment	0
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	34,002	19,501	21,438
Operating expense and others	618,183	660,578	633,265
Acquisition of property and equipment	256,314	125,691	120,926
F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	4,584	3,227	3,876
Operating expense and others	34,214	48,035	49,398
Acquisition of property and equipment	1,211	266	552
SK AMERICAS Inc. (formerly, SK USA Inc.) [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		649
Operating expense and others		5,462	5,384
Happy Narae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	709	1,317	1,472
Operating expense and others	32,268	15,760	35,461
Acquisition of property and equipment	42,137	108,074	92,375
Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		9,551	12,972
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	22,144	10,154	8,806
Operating expense and others	25,439	13,051	15,962
Acquisition of property and equipment	129	296	865
Content Wavve Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	8,422	13,432	14,524
Operating expense and others	59,667	83,164	87,263
Acquisition of property and equipment	0	0	176
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	41,919	23,581	25,654
Operating expense and others	59,653	66,548	70,744
Acquisition of property and equipment	101,162	562	1,417
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	8,566	14,630	33,571
Operating expense and others	18,819	16,757	18,977
Acquisition of property and equipment	2,050
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,793	3,822	4,113
Operating expense and others	74	264	540
Acquisition of property and equipment	0
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	9,786	5,096	5,876
Operating expense and others	977,911	1,011,217	970,662
Acquisition of property and equipment	0	0	1
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	4,964	5,300	5,471
Operating expense and others	60,740	67,713	72,274
Acquisition of property and equipment	3,928	4,352	8,393
Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	39,459	47,355	52,039
Operating expense and others	50,603	75,040	21,884
Acquisition of property and equipment	20,130	25,236	13,292
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	522,101	345,338	393,294
Operating expense and others	1,599,731	1,679,216	1,636,134
Acquisition of property and equipment	180,750	222,112	209,613
SK RENT A C A R Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	215,701	8,336	14,023
Operating expense and others	1,174	14,462	20,231
Acquisition of property and equipment	0	169
DREAMUS COMPANY [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	3,915	5,526	6,202
Operating expense and others	50,339	66,242	77,452
Acquisition of property and equipment	0	265	284
SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	7,990	15,580	18,308
Operating expense and others	74,562	84,536	88,250
Acquisition of property and equipment	1,670	14,656	16,338
Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	72,221	69,448	72,683
Operating expense and others	29,817	31,277	34,053
Acquisition of property and equipment	0
Penguin Solutions Inc [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	15,191
Acquisition of property and equipment	99,822
UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	92	88	172
Operating expense and others	57,350	55,902	50,263
Acquisition of property and equipment	47,061	50,497	52,733
One Store Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	12,365	14,588	16,265
Operating expense and others	37	1,604	166
Acquisition of property and equipment	0
Tmap Mobility Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	12,221	24,291	24,862
Operating expense and others	5,503	6,452	10,003
Acquisition of property and equipment	0	0	0
SK Geo Centric Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	810	847	835
Operating expense and others	320	187	2
Acquisition of property and equipment	0
SK Ecoplant Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	2,959	2,993	2,547
Operating expense and others	286	0	0
Acquisition of property and equipment	34,765
SK Magic Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,391	1,522	1,632
Operating expense and others	1,165	796	1,142
Acquisition of property and equipment	0
SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	54,407	61,040	59,974
Operating expense and others	178,304	147,587	147,333
Acquisition of property and equipment	₩ 29,009	₩ 18,863	₩ 26,021